S000083437 [Member] Investment Strategy - Polen Capital International Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund is a non‑diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase), including companies in both developed and emerging markets, that, in the opinion of Polen Capital Management, LLC, the sub‑advisor to the Fund (the “Sub‑Advisor”), have a sustainable competitive advantage. In addition, the Fund may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub‑Advisor’s opinion, the stock represents a particularly attractive investment opportunity.
Under normal market conditions, the Fund invests primarily in non‑U.S. equity securities. While under normal market conditions the Fund will invest in at least three different countries, the Sub‑Advisor anticipates that the Fund will ordinarily invest in approximately six or more countries. The specific allocation to U.S. and non‑U.S. securities will vary from time to time based on the Sub‑Advisor’s assessment of domestic and international market conditions. An issuer is considered to be “located” in a particular country on the basis of its domicile, its principal place of business or headquarters, its primary stock exchange listing, and/or the primary source of its revenues (i.e., at least 50% of its revenues are generated in that country). There is no minimum portion of the Fund’s assets required to be invested in any single country. Consistent with its investment criteria, the Fund may invest in equity securities of companies in emerging markets. An emerging market country is any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub- Advisor identifies as having similar emerging markets characteristics Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.
The Fund invests in companies that the Sub‑Advisor believes have a sustainable competitive advantage within an industry with high barriers to entry. Industries with high barriers to entry include those that are dependent on large amounts of capital investment, government approval of products or services, large-scale distribution systems, and/or patents and other intellectual property. In selecting investments for the Fund, the Sub‑Advisor uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying sustainable competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets and (iv) competent and shareholder-oriented management teams.
The Sub‑Advisor believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Sub‑Advisor focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. The Sub‑Advisor integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Sub‑Advisor utilizes an ESG framework that assesses how a company serves its key stakeholders, including employees, customers, shareholders, suppliers and other business partners, and the environment. All business issues studied as part of its investment process, including those classified by the Sub‑Advisor as material ESG issues, are considered as part of the Sub‑Advisor’s holistic assessment of the investment case for each company in the portfolio and its ability to meet the Sub‑Advisor’s return expectations. The Sub‑Advisor believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. The Sub‑Advisor may still make an investment even if it fails to satisfy the Sub‑Advisor’s ESG factors.
The Fund is non‑diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market, including, but not limited to, the technology sector. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the Sub‑Advisor’s ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate. The Fund will usually sell a security if, in the view of the Sub‑Advisor, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Sub‑Advisor may also sell a security if the Sub‑Advisor believes it to be overvalued or if a more attractive investment opportunity exists. Securities may also be sold if they underperform or to implement a revised allocation based on a modified view of market conditions or to invest in cash and cash equivalents. Although the Sub‑Advisor may purchase and then sell a security in a shorter period of time, the Sub‑Advisor typically invests in securities with the expectation of holding those investments on a long term basis.